Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-39040
Entity Registrant Name	AST SpaceMobile, Inc.
Entity Central Index Key	0001780312
Entity Tax Identification Number	84-2027232
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Midland International Air & Space Port
Entity Address, Address Line Two	2901 Enterprise Lane
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79706
City Area Code	(432)
Local Phone Number	276-3966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false